Investment Objectives and Goals	Apr. 30, 2025
Toews Agility Shares Hedged Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES HEDGED EQUAL WEIGHT ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital while reducing volatility.
Toews Agility Shares Hedged-Qs ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES HEDGED-Qs ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital while reducing volatility.